Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Profit for the year	R$ 3,121,267	R$ 2,305,869	R$ 973,318
Legal reserve	156,063	115,293	48,666
Minimum mandatory dividends	741,301	547,645	231,163
Additional proposed dividends	130,857	96,700	40,806
Investment reserve recorded	R$ 2,093,046	R$ 1,546,231	R$ 652,683